JPMorgan U.S. Momentum Factor ETF
Schedule of Portfolio Investments as of July 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 3.3%
Axon Enterprise, Inc. *	8,912	2,673,689
BWX Technologies, Inc.	20,373	2,026,910
Curtiss-Wright Corp.	6,259	1,844,527
General Dynamics Corp.	16,675	4,980,989
General Electric Co.	53,664	9,133,613
HEICO Corp.	5,225	1,261,002
Howmet Aerospace, Inc.	40,935	3,917,479
Huntington Ingalls Industries, Inc.	4,350	1,217,913
Textron, Inc.	24,105	2,239,354
TransDigm Group, Inc.	3,612	4,674,723
		33,970,199
Automobiles & Parts — 0.0% ^
Gentex Corp.	12,705	394,617
Banks — 0.1%
First Citizens BancShares, Inc., Class A	297	620,044
Beverages — 0.7%
Celsius Holdings, Inc. *	40,570	1,899,893
Coca-Cola Co. (The)	32,184	2,147,960
Constellation Brands, Inc., Class A	7,650	1,875,474
PepsiCo, Inc.	8,536	1,473,911
		7,397,238
Chemicals — 0.6%
Ecolab, Inc.	4,879	1,125,537
Linde plc	4,121	1,868,873
Valvoline, Inc. *	23,589	1,096,888
Westlake Corp.	13,959	2,063,978
		6,155,276
Construction & Materials — 2.3%
Acuity Brands, Inc.	308	77,416
AZEK Co., Inc. (The) *	38,021	1,706,763
Builders FirstSource, Inc. *	16,070	2,689,636
Eagle Materials, Inc.	9,513	2,590,390
EMCOR Group, Inc.	7,186	2,697,912
Lennox International, Inc.	5,058	2,951,343
Louisiana-Pacific Corp.	11,726	1,151,024
Owens Corning	14,751	2,749,291
Quanta Services, Inc.	12,958	3,438,794
TopBuild Corp. *	4,654	2,227,125
Watsco, Inc.	4,079	1,996,630
		24,276,324
Consumer Services — 1.3%
Copart, Inc. *	67,457	3,530,025
Grand Canyon Education, Inc. *	9,559	1,490,726
H&R Block, Inc.	20,419	1,183,077

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Consumer Services — continued
Rollins, Inc.	35,231	1,687,917
Uber Technologies, Inc. *	94,584	6,097,830
		13,989,575
Electricity — 1.1%
Consolidated Edison, Inc.	26,791	2,612,658
Constellation Energy Corp.	14,301	2,714,330
FirstEnergy Corp.	29,953	1,255,330
Southern Co. (The)	26,388	2,203,926
Vistra Corp.	36,342	2,879,013
		11,665,257
Electronic & Electrical Equipment — 0.8%
Crane NXT Co.	15,218	956,908
Hubbell, Inc.	7,435	2,941,658
nVent Electric plc	32,178	2,337,088
Pentair plc	7,144	627,743
Veralto Corp.	10,231	1,090,215
		7,953,612
Finance & Credit Services — 0.5%
MGIC Investment Corp.	46,295	1,149,968
Morningstar, Inc.	48	15,247
NU Holdings Ltd. *	275,442	3,341,111
SLM Corp.	16,013	363,335
		4,869,661
Food Producers — 1.5%
BellRing Brands, Inc. *	21,906	1,123,340
Bunge Global SA	647	68,084
Freshpet, Inc. *	18,111	2,204,109
Ingredion, Inc.	16,345	2,032,827
Mondelez International, Inc., Class A	80,806	5,523,090
Post Holdings, Inc. *	21,748	2,378,361
US Foods Holding Corp. *	42,715	2,323,269
		15,653,080
Gas, Water & Multi-utilities — 0.5%
CenterPoint Energy, Inc.	75,040	2,082,360
NiSource, Inc.	72,251	2,257,844
Sempra	9,482	759,129
		5,099,333
General Industrials — 1.5%
Eaton Corp. plc	21,298	6,491,417
GE Vernova, Inc. *	14,328	2,553,823
Parker-Hannifin Corp.	8,834	4,957,288
RPM International, Inc.	10,927	1,327,193
		15,329,721

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Health Care Providers — 2.7%
Encompass Health Corp.	14,970	1,391,312
HCA Healthcare, Inc.	6,858	2,489,797
IQVIA Holdings, Inc. *	14,050	3,459,531
Molina Healthcare, Inc. *	7,710	2,631,192
Tenet Healthcare Corp. *	18,366	2,749,390
UnitedHealth Group, Inc.	27,472	15,828,268
		28,549,490
Household Goods & Home Construction — 1.0%
DR Horton, Inc.	12,244	2,203,063
PulteGroup, Inc.	25,852	3,412,464
Tempur Sealy International, Inc.	44,220	2,314,917
Toll Brothers, Inc.	20,942	2,988,633
		10,919,077
Industrial Engineering — 0.8%
Caterpillar, Inc.	24,574	8,507,519
Lincoln Electric Holdings, Inc.	1,117	229,443
		8,736,962
Industrial Metals & Mining — 1.1%
Nucor Corp.	20,016	3,261,407
Reliance, Inc.	9,135	2,782,156
Southern Copper Corp. (Mexico)	22,393	2,387,318
Steel Dynamics, Inc.	19,738	2,629,496
Timken Co. (The)	1,718	149,380
		11,209,757
Industrial Support Services — 2.3%
American Express Co.	18,265	4,621,776
Booz Allen Hamilton Holding Corp.	18,454	2,644,643
Cintas Corp.	6,143	4,692,883
Core & Main, Inc., Class A *	47,328	2,530,628
Fair Isaac Corp. *	2,339	3,742,400
Verisk Analytics, Inc.	4,099	1,072,913
Vestis Corp.	23,503	304,834
Vontier Corp.	14,383	564,245
WW Grainger, Inc.	3,865	3,775,371
		23,949,693
Industrial Transportation — 1.6%
Allison Transmission Holdings, Inc.	26,365	2,335,675
FedEx Corp.	2,858	863,831
PACCAR, Inc.	38,217	3,770,489
Ryder System, Inc.	13,408	1,879,265
Saia, Inc. *	4,105	1,715,274
United Rentals, Inc.	5,464	4,136,795
XPO, Inc. *	22,183	2,548,605
		17,249,934

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Investment Banking & Brokerage Services — 5.7%
Ameriprise Financial, Inc.	8,530	3,668,497
Apollo Global Management, Inc.	37,177	4,658,650
Ares Management Corp.	22,150	3,393,380
Berkshire Hathaway, Inc., Class B *	50,415	22,106,978
Broadridge Financial Solutions, Inc.	13,181	2,820,734
Cboe Global Markets, Inc.	15,494	2,843,304
Coinbase Global, Inc., Class A *	15,354	3,444,823
Evercore, Inc., Class A	4,661	1,167,068
Interactive Brokers Group, Inc., Class A	15,965	1,904,146
Intercontinental Exchange, Inc.	22,101	3,349,628
Jefferies Financial Group, Inc.	51,681	3,021,788
KKR & Co., Inc.	43,932	5,423,405
Tradeweb Markets, Inc., Class A	12,649	1,412,640
		59,215,041
Life Insurance — 0.8%
Aflac, Inc.	39,089	3,728,309
Primerica, Inc.	5,572	1,402,862
Unum Group	48,358	2,782,036
		7,913,207
Media — 1.6%
Liberty Media Corp-Liberty Formula One, Class C *	29,227	2,363,587
Netflix, Inc. *	11,705	7,354,837
Spotify Technology SA *	11,990	4,123,841
Trade Desk, Inc. (The), Class A *	37,172	3,341,019
		17,183,284
Medical Equipment & Services — 3.9%
Boston Scientific Corp. *	81,382	6,012,502
Danaher Corp.	31,250	8,658,750
Dexcom, Inc. *	7,784	527,911
Intuitive Surgical, Inc. *	17,817	7,921,616
Stryker Corp.	19,420	6,359,079
Thermo Fisher Scientific, Inc.	17,791	10,911,932
		40,391,790
Non-life Insurance — 3.5%
Arch Capital Group Ltd. *	34,607	3,314,658
Arthur J Gallagher & Co.	14,882	4,218,898
Assured Guaranty Ltd.	8,721	718,349
Brown & Brown, Inc.	31,748	3,156,704
Chubb Ltd.	22,985	6,336,045
Marsh & McLennan Cos., Inc.	27,709	6,167,192
Old Republic International Corp.	41,914	1,451,063
Progressive Corp. (The)	31,813	6,811,799
Reinsurance Group of America, Inc.	12,527	2,823,962
Ryan Specialty Holdings, Inc.	21,893	1,348,390
		36,347,060

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-Renewable Energy — 3.8%
Antero Midstream Corp.	148,292	2,129,473
ConocoPhillips	60,463	6,723,486
Diamondback Energy, Inc.	17,689	3,578,662
DT Midstream, Inc.	24,445	1,842,175
HF Sinclair Corp.	33,283	1,713,076
Marathon Petroleum Corp.	25,223	4,464,975
Phillips 66	30,823	4,484,130
Targa Resources Corp.	25,466	3,445,040
TechnipFMC plc (United Kingdom)	100,049	2,951,446
Valero Energy Corp.	20,262	3,276,771
Weatherford International plc *	12,374	1,458,400
Williams Cos., Inc. (The)	94,712	4,066,933
		40,134,567
Personal Care, Drug & Grocery Stores — 2.1%
Casey's General Stores, Inc.	6,863	2,661,746
Cencora, Inc.	14,994	3,566,772
Church & Dwight Co., Inc.	27,589	2,703,998
Colgate-Palmolive Co.	17,297	1,715,689
GCI Liberty, Inc. ‡ *	3,962	—
Kroger Co. (The)	52,252	2,847,734
McKesson Corp.	8,346	5,149,649
Procter & Gamble Co. (The)	14,434	2,320,410
Spectrum Brands Holdings, Inc.	14,352	1,214,323
		22,180,321
Personal Goods — 0.4%
Deckers Outdoor Corp. *	2,950	2,721,759
Tapestry, Inc.	45,257	1,814,353
		4,536,112
Pharmaceuticals, Biotechnology & Marijuana Producers — 4.7%
AbbVie, Inc.	74,541	13,813,938
Cardinal Health, Inc.	27,388	2,761,532
Eli Lilly & Co.	23,275	18,719,384
Medpace Holdings, Inc. *	5,846	2,236,212
Merck & Co., Inc.	21,579	2,441,232
Roivant Sciences Ltd. *	181,598	1,970,339
Vertex Pharmaceuticals, Inc. *	13,899	6,890,012
		48,832,649
Real Estate Investment & Services — 0.4%
CBRE Group, Inc., Class A *	34,826	3,925,238
Real Estate Investment Trusts — 2.2%
Digital Realty Trust, Inc.	25,587	3,825,001
Equinix, Inc.	2,603	2,056,995
Invitation Homes, Inc.	51,059	1,800,851
Iron Mountain, Inc.	34,211	3,508,680
Simon Property Group, Inc.	25,701	3,943,561
STAG Industrial, Inc.	20,254	826,566

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment Trusts — continued
Welltower, Inc.	41,810	4,651,362
Weyerhaeuser Co.	75,854	2,409,123
		23,022,139
Retailers — 6.8%
Amazon.com, Inc. *	35,241	6,589,362
AutoNation, Inc. *	12,069	2,301,800
AutoZone, Inc. *	1,308	4,098,867
Carvana Co. *	23,713	3,159,283
Costco Wholesale Corp.	18,860	15,502,920
Dick's Sporting Goods, Inc.	11,528	2,494,083
Gap, Inc. (The)	89,095	2,091,951
Home Depot, Inc. (The)	40,530	14,921,525
Lowe's Cos., Inc.	15,094	3,705,728
O'Reilly Automotive, Inc. *	3,875	4,364,567
Penske Automotive Group, Inc.	11,594	2,018,631
TJX Cos., Inc. (The)	60,501	6,837,823
Tractor Supply Co.	6,440	1,695,781
Williams-Sonoma, Inc.	6,324	978,196
		70,760,517
Software & Computer Services — 19.5%
Adobe, Inc. *	18,029	9,945,698
Akamai Technologies, Inc. *	25,197	2,476,361
Alphabet, Inc., Class A	115,678	19,843,404
Appfolio, Inc., Class A *	4,163	922,021
AppLovin Corp., Class A *	36,117	2,784,621
Aspen Technology, Inc. *	4,193	788,074
Bentley Systems, Inc., Class B	32,541	1,586,048
CACI International, Inc., Class A *	5,619	2,593,056
Cadence Design Systems, Inc. *	15,703	4,203,065
Crowdstrike Holdings, Inc., Class A *	13,440	3,117,542
DoorDash, Inc., Class A *	31,069	3,439,960
Elastic NV *	18,724	2,053,461
F5, Inc. *	8,051	1,639,506
Gartner, Inc. *	6,805	3,410,598
Gen Digital, Inc.	60,936	1,583,727
GoDaddy, Inc., Class A *	20,082	2,920,927
Guidewire Software, Inc. *	16,975	2,547,438
Hewlett Packard Enterprise Co.	91,342	1,818,619
HubSpot, Inc. *	5,266	2,617,360
Informatica, Inc., Class A *	36,536	874,672
International Business Machines Corp.	46,255	8,887,436
Intuit, Inc.	13,343	8,637,591
Kyndryl Holdings, Inc. *	76,420	2,053,405
Leidos Holdings, Inc.	16,366	2,363,250
Manhattan Associates, Inc. *	9,920	2,533,370
Meta Platforms, Inc., Class A	40,577	19,267,177
Microsoft Corp.	46,128	19,297,649

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
MicroStrategy, Inc., Class A *	1,942	3,135,242
Nutanix, Inc., Class A *	46,795	2,363,615
Oracle Corp.	61,456	8,570,039
Palantir Technologies, Inc., Class A *	144,727	3,891,709
Palo Alto Networks, Inc. *	16,857	5,473,974
Parsons Corp. *	15,629	1,428,022
Pinterest, Inc., Class A *	52,702	1,683,829
PTC, Inc. *	15,574	2,769,836
Roper Technologies, Inc.	7,626	4,154,263
Salesforce, Inc.	43,669	11,301,537
Science Applications International Corp.	19,562	2,433,513
ServiceNow, Inc. *	9,581	7,802,671
SS&C Technologies Holdings, Inc.	19,524	1,424,276
Synopsys, Inc. *	8,977	5,012,039
Tyler Technologies, Inc. *	3,618	2,055,422
Workday, Inc., Class A *	14,963	3,398,397
Zscaler, Inc. *	11,761	2,109,335
		203,213,755
Technology Hardware & Equipment — 15.4%
Advanced Micro Devices, Inc. *	61,326	8,860,381
Amphenol Corp., Class A	73,799	4,742,324
Analog Devices, Inc.	21,389	4,948,987
Apple, Inc.	84,453	18,755,322
Applied Materials, Inc.	39,590	8,400,998
Avnet, Inc.	26,365	1,417,382
Broadcom, Inc.	117,819	18,931,157
CDW Corp.	13,396	2,921,802
Cirrus Logic, Inc. *	10,142	1,323,328
Coherent Corp. *	18,696	1,302,737
Corning, Inc.	53,422	2,137,414
Dell Technologies, Inc., Class C	24,319	2,764,584
HP, Inc.	61,955	2,235,956
Jabil, Inc.	18,629	2,098,929
KLA Corp.	7,488	6,163,148
Lam Research Corp.	6,514	6,000,957
MACOM Technology Solutions Holdings, Inc. *	11,395	1,149,983
Marvell Technology, Inc.	56,091	3,756,975
Microchip Technology, Inc.	29,194	2,591,843
Micron Technology, Inc.	55,545	6,099,952
Monolithic Power Systems, Inc.	4,155	3,586,139
NetApp, Inc.	23,843	3,027,584
NVIDIA Corp.	155,078	18,147,228
Onto Innovation, Inc. *	9,358	1,790,185
Pure Storage, Inc., Class A *	40,972	2,455,452
QUALCOMM, Inc.	51,044	9,236,412
Super Micro Computer, Inc. *	4,285	3,006,570
TD SYNNEX Corp.	12,081	1,439,693

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Technology Hardware & Equipment — continued
Teradyne, Inc.	12,241	1,605,530
Texas Instruments, Inc.	13,832	2,819,100
Universal Display Corp.	4,934	1,098,407
Vertiv Holdings Co., Class A	35,584	2,800,461
Western Digital Corp. *	38,234	2,563,590
		160,180,510
Telecommunications Equipment — 1.2%
Arista Networks, Inc. *	15,842	5,490,045
Cisco Systems, Inc.	536	25,969
Juniper Networks, Inc.	63,986	2,411,633
Motorola Solutions, Inc.	11,613	4,632,658
		12,560,305
Telecommunications Service Providers — 0.8%
AT&T, Inc.	86,823	1,671,343
Frontier Communications Parent, Inc. *	27,255	798,572
T-Mobile US, Inc.	29,705	5,414,627
		7,884,542
Travel & Leisure — 2.5%
Aramark	43,413	1,487,764
Booking Holdings, Inc.	1,685	6,259,792
Chipotle Mexican Grill, Inc. *	82,113	4,460,378
DraftKings, Inc., Class A *	54,973	2,031,252
Hilton Worldwide Holdings, Inc.	18,934	4,064,562
Hyatt Hotels Corp., Class A	11,910	1,754,700
Royal Caribbean Cruises Ltd. *	22,669	3,552,686
Wingstop, Inc.	6,197	2,316,934
		25,928,068
Waste & Disposal Services — 0.8%
Republic Services, Inc.	18,308	3,557,610
Waste Management, Inc.	25,013	5,069,135
		8,626,745
Total Common Stocks (Cost $930,600,287)		1,040,824,700
Short-Term Investments — 0.1%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)(Cost $921,771)	921,771	921,771
Total Investments — 99.9% (Cost $931,522,058)		1,041,746,471
Assets in Excess of Other Liabilities — 0.1%		585,962
NET ASSETS — 100.0%		1,042,332,433

Percentages indicated are based on net assets.

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2024.
Futures contracts outstanding as of July 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 Micro E-Mini Index	38	09/20/2024	USD	1,055,925	(2,369)

Abbreviations
USD	United States Dollar

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,041,746,471	$—	$— (b)	$1,041,746,471
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(2,369)	$—	$—	$(2,369)

(a)	Please refer to the SOI for specifics of portfolio holdings.
(b)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2024	Shares at July 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	$571,988	$7,482,111	$8,054,099	$—	$—	$—	—	$10,539	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	154,302	19,633,398	18,865,929	—	—	921,771	921,771	40,933	—
Total	$726,290	$27,115,509	$26,920,028	$—	$—	$921,771		$51,472	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2024.